ACCRUED EXPENSES AND OTHER (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of Other Account Payable and Accrued Expenses
	December 31,
	2022	2021

Employees and payroll accruals	$3,951	$3,463
Accrued expenses	971	315
Authorities	200	327
Advances from customers	2,778	1,739
Warranty provision	243	243
Accrued royalties and rebate sales commissions	1,448	421
Other	95	451

	$9,686	$6,959